UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7369
                                   --------

                                   FTI FUNDS

              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 11/30
                         -----

Date of reporting period: 5/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




                               {GRAPHIC OMITTED]

                                 [LOGO OMITTED]

                                    ---------
                                       FTI
                                    ---------
                                      FUNDS
                                    ---------


                                SEMIANNUAL REPORT
                             AND PRESIDENT'S MESSAGE
                                 TO SHAREHOLDERS
                               ------------------
                                  MAY 31, 2003

                                 --------------

                                 --------------
                                   FIDUCIARY
                                 --------------
                                     TRUST
                                 --------------
                                 INTERNATIONAL
                                 --------------

                                 --------------

                                 --------------

                        Not part of the Semiannual Report

CONTENTS

PRESIDENT'S MESSAGE ....................................................   1
------------------------------
SEMIANNUAL REPORT
Investment Review
   FTI Large Capitalization Growth and Income Fund .....................   2
   FTI Small Capitalization Equity Fund ................................   4
   FTI European Smaller Companies Fund .................................   6
Financial Highlights and Statements of Investments .....................   8
Financial Statements ...................................................  20
Notes to Financial Statements ..........................................  24

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the accompanying FTI Funds Semiannual Report covering the first half of the Funds' fiscal year, from December 1, 2002, through May 31, 2003. Each Fund report contains an economic review by the Fund's portfolio manager covering market conditions and their impact on Fund performance and strategy. A complete list of each Fund's holdings, as well as the financial statements, is included in the semiannual report.

We intend to keep you informed on the details of your investment with the highest level of service possible.

Sincerely,


/S/ GREGORY E. JOHNSON
Gregory E. Johnson
President and Chief Executive Officer - Investment Management
FTI Funds

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------

                                             NOT PART OF THE SEMIANNUAL REPORT 1

SEMIANNUAL REPORT
INVESTMENT REVIEW
--------------------------------------------------------------------------------

FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

PERFORMANCE
FTI Large Capitalization Growth and Income Fund's total return for the six months ended May 31, 2003, was 1.75% as a result of a share price increase from $5.65 to $5.72. In comparison, the Standard & Poor's 500 Composite Stock Index (S&P 500) returned 3.86%.* Electronic technology made the largest positive contribution followed by health technology. Within these industries, our investments in Corning and Amgen were strong contributors. Conversely, technology services companies such as Microsoft and International Business Machines, and process industries firms such as Archer Daniels Midland, hindered performance. Despite their impact on this short-term period, we believed each company's business outlook was strong. We invested our cash balances from the beginning of the period; recent inflows account for the current cash reserve. The Fund was 94.1% invested as of May 31, 2003. At period-end, net assets totaled approximately $65 million.


MARKET REVIEW
The six months ended May 31, 2003, witnessed several key turning points in U.S. equity markets. Having staged a significant rally through much of 2002's fourth quarter following early October lows, equity markets retreated in December. Many investors took a more defensive stance, and several of the fourth quarter's top performing sectors quickly showed the largest declines. After staging a half-hearted rally at the beginning of 2003, equity markets declined through most of the year's first quarter. The economy was burdened by colder-than-average winter temperatures in a rising energy price environment, as well as geopolitical concerns, such as the war in Iraq, which seemed to drive daily market movements through much of the quarter. Upon the commencement of military action in Iraq, equity markets began to reverse their downward course at the end of March and continued their upward

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------

2  SEMIANNUAL REPORT

--------------------------------------------------------------------------------

trend following the conclusion of major combat despite the mixed economic outlook. Corporate earnings pre-announcements in March, largely confirmed by actual results in April, showed that many companies began seeing sales and profit recovery. The dollar's decline began to help export companies. The quick end to the Iraq war broke the oil price run-up and removed a major obstacle to global resurgence. Lastly, tax cuts enacted on May 28 underscored the Bush administration's focus on reviving the economy.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of May 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

*SOURCE:  STANDARD & POOR'S MICROPAL.  THE S&P 500 CONSISTS OF 500 STOCKS CHOSEN
 FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE S&P 500 IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

                                                             SEMIANNUAL REPORT 3

--------------------------------------------------------------------------------

FTI SMALL CAPITALIZATION EQUITY FUND

PERFORMANCE
For the six-month period ended May 31, 2003, FTI Small Capitalization Equity Fund gained 6.82% as a result of a share price increase from $12.47 to $13.32. In comparison, the Russell 2000(R) Growth Index of small cap growth stocks rose 9.00%.* At period-end, the Fund's total net assets were approximately $57 million.

During the reporting period, the Fund's investments in the information technology (IT) industry, particularly in software and services companies, had the greatest negative effect on relative performance. These issues performed poorly primarily in the beginning of the calendar year. Our health care holdings in several equipment and services stocks also hurt performance, although strong performance from a number of our pharmaceuticals and biotechnology positions helped. Specific industrial sector holdings, as well as our underweighting of this sector, contributed positively to returns. Our consumer discretionary stocks also benefited the Fund, particularly our shares in Marvel Enterprises, a company that licenses the rights to comic book characters.

MARKET REVIEW
The six months ended May 31, 2003, witnessed several key turning points in U.S. equity markets. Having staged a significant rally through much of 2002's fourth quarter following early October lows, equity markets retreated in December. Many investors took a more defensive stance, and several of the fourth quarter's top performing sectors quickly showed the largest declines. After staging a half-hearted rally at the beginning of 2003, equity markets declined through most of the year's first quarter. The economy was burdened by colder-than-average winter temperatures in a rising energy price environment, as well as geopolitical concerns, such as the war in Iraq, which seemed to drive daily market movements through much of the quarter. Upon the commencement of military action in Iraq, equity markets began to reverse their downward course at the end of March and continued their upward trend following the conclusion of major combat despite the mixed economic outlook. We believe this reflected greater willingness by many investors to be forward-looking and consider companies' future growth potential. Consumer confidence recovered from lows reached in 2003's first quarter as the Consumer Confidence Index hit a six-month high in May. Meanwhile, the housing sector maintained surprising strength.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.

SEMIANNUAL REPORT  4

--------------------------------------------------------------------------------
Although the past six months witnessed significant swings in relative performance of growth and value stocks, performance by style among small-cap stocks differed very little. Smaller-cap stocks exhibited greater sensitivity to changes in market direction, lagging larger companies as markets retreated in the first quarter of 2003 and then outperforming in March, April and May as markets rallied. As a result, smaller companies as measured by the Russell 2000 Index (9.34% total return) performed better than larger companies as measured by the Russell 1000(R) Index (4.60% total return) over the six-month period ended May 31, 2003.**

Despite similar returns by style, the Russell 2000 Growth Index's performance appeared somewhat more defensive on a sector or industry basis, with utilities and energy among the top-performing sectors and the IT industry and consumer discretionary sector lagging the market. Consumer staples, however, was the poorest performing sector over the period and the only sector in the index to show a loss.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of May 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

 *SOURCE: STANDARD & POOR'S  MICROPAL.  THE RUSSELL  2000 GROWTH INDEX IS MARKET
  CAPITALIZATION-WEIGHTED AND MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

**SOURCE:  STANDARD  &  POOR'S  MICROPAL.  THE  RUSSELL  2000  INDEX  IS  MARKET
  CAPITALIZATION-WEIGHTED AND MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENT APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 1000 INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENT APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

                                                             SEMIANNUAL REPORT 5

--------------------------------------------------------------------------------
FTI EUROPEAN SMALLER COMPANIES FUND

PERFORMANCE
For the six-month period ended May 31, 2003, FTI European Smaller Companies Fund gained 14.02% while its benchmark, the HSBC Smaller European Companies Index, rose 15.49%.* The Fund's share price rose from $5.27 on November 30, 2002, to $6.00 on May 31, 2003. At period-end, net assets totaled nearly $12 million.

Although the Fund's absolute performance was positive in U.S. dollars, it was driven by a currency gain resulting from strength in the euro, which appreciated 18.5% against the U.S. dollar during the reporting period. Fund performance was helped by holdings in the health technology industry, especially in medical specialties stocks during December 2002 when Instrumentarium, a Finnish anesthesiology equipment company, was acquired by General Electric at a 33% premium to its market price. A number of stocks in the distribution services sector also increased in value, as did many capital goods stocks. In particular, Fund performance was boosted by holdings in the building products industry, as Zardoya Otis, a Spanish elevator company, and Geberit, a Swiss sanitary systems company, increased in value by 35.6% and 22.1% during the period. Fund positions that detracted from performance included such specific holdings in the electronic technology industry as Tandberg, a Norwegian videoconferencing firm, which suffered from a downward revision in company forecasts. Several of our U.K. holdings in the consumer services sector also hindered relative performance during the reporting period.

MARKET REVIEW
The six-month period ended May 31, 2003, witnessed several key turning points in European equity markets. In December 2002, European small-cap companies experienced a clear departure from trends seen earlier in the quarter, as investors seemed to return to a more defensive stance. Consequently, many of the top performing sectors from earlier in the quarter quickly became some of the largest decliners. After staging a half-hearted rally at the beginning of 2003, global equity markets fell throughout most of 2003's first quarter, when equity market movements appeared to be influenced by speculation about the likely start of war in Iraq and then by the war's progress and expected duration. Upon the commencement of military action in March, equity markets reversed course and continued their upward trend following the conclusion of military operations. The European market rebound occurred despite a relatively poor economic outlook and concern that a strong euro could have a negative impact on corporate profitability.

Although the past six months saw significant swings in relative performance of growth and value stocks in the U.S., performance by style among small-cap stocks differed very little. During the six months under review, small-cap stocks exhibited greater sensitivity to changes in market direction, lagging larger companies as markets retreated in 2003's first quarter and outperforming in March, April and May as markets rallied. Consequently, smaller companies as measured by the Russell 2000 Index (9.34% total return) performed better than larger companies as measured by the Russell 1000 Index (4.60% total return) over the six-month reporting period.**

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.

6  SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Despite similar performance for small caps by style, performance for small caps on a sector basis appeared somewhat more defensive during the period. Within the HSBC Smaller European Companies Index, all sectors showed gains in U.S. dollar terms, but lagging sectors were more aggressive growth industries that had shown the greatest gains from the end of September through the beginning of December 2002. In particular, electronic technology and technology services were the index's poorest performing sectors during the reporting period, while utilities, telecommunications and health technology were some of the strongest performers. The finance sector outperformed the broad market and significantly impacted index performance because it constitutes almost 20% of the HSBC Smaller European Companies Index.


--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of May 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

 *SOURCE: STANDARD & POOR'S MICROPAL.  THE HSBC SMALLER EUROPEAN COMPANIES INDEX
  COMPRISES ABOUT 1,500 COMPANIES IN EUROPE HAVING MARKET CAPITALIZATIONS IN A SIMILAR RANGE TO THAT USED BY THE FUND. THE INDEX COMPOSITION IS UPDATED QUARTERLY.

**SOURCE:  STANDARD  &  POOR'S  MICROPAL.  THE  RUSSELL  2000  INDEX  IS  MARKET
  CAPITALIZATION-WEIGHTED AND MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENT APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 1000 INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENT APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

                                                             SEMIANNUAL REPORT 7

FTI FUNDS
FINANCIAL HIGHLIGHTS
LARGE CAPITALIZATION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED            YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 2003    -----------------------------------------------
                                                          (UNAUDITED)      2002        2001       2000        1999 E
                                                        ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................  $5.65        $7.21        $9.63      $11.39      $10.00
                                                           -------------------------------------------------------------
Income from investment operations:
 Net investment income ....................................    .03 b        .04 b        .04 b       .03         .04 b
 Net realized and unrealized gains (losses) ...............    .07        (1.19)        (.81)       (.22)       1.38
                                                           -------------------------------------------------------------
Total from investment operations ..........................    .10        (1.15)        (.77)       (.19)       1.42
                                                           -------------------------------------------------------------
Less distributions from:
 Net investment income ....................................   (.03)        (.05)        (.04)       (.03)       (.03)
 Net realized gains .......................................     --         (.36)       (1.61)      (1.54)         --
                                                           -------------------------------------------------------------
Total distributions .......................................   (.03)        (.41)       (1.65)      (1.57)       (.03)
                                                           -------------------------------------------------------------
Net asset value, end of period ............................  $5.72        $5.65        $7.21       $9.63      $11.39
                                                           =============================================================

Total return a ............................................  1.75%     (16.93)%d     (9.22)%     (1.98)%      14.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................$64,774      $60,904      $74,634     $87,052     $99,887
Ratios to average net assets:
 Expenses .................................................  1.03%c       1.03%        1.03%        .97%       1.08%c
 Expenses excluding waiver and payments by affiliate ......  1.11%c       1.10%        1.09%       1.02%       1.11%c
 Net investment income ....................................  1.07%c        .73%         .61%        .28%        .37%c
Portfolio turnover rate ................................... 32.21%       64.46%       37.59%       8.74%      60.59%

aTotal return is not annualized for periods less than one year.
bBased on average shares outstanding.
cAnnualized
dThe Fund's advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by .15%.
eFor the period December 11, 1998 (effective date) to November 30, 1999.

                       See notes to financial statements.

8  SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED)

 LARGE CAPITALIZATION GROWTH AND INCOME FUND                SHARES     VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 93.3%

  COMMUNICATIONS 2.0%
  Verizon Communications Inc. ............................  35,000  $ 1,324,750
                                                                    -----------
  CONSUMER SERVICES 6.8%
a AOL Time Warner Inc. ...................................  90,000    1,369,800
a Clear Channel Communications Inc. ......................  35,000    1,424,500
a Viacom Inc., A .........................................  35,000    1,597,750
                                                                    -----------
                                                                      4,392,050
                                                                    -----------
  ELECTRONIC TECHNOLOGY 18.6%
a Analog Devices Inc. ....................................  40,000    1,542,000
a Applied Materials Inc. .................................  90,000    1,400,400
a Cisco Systems Inc. .....................................  90,000    1,465,200
a Corning Inc. ........................................... 210,000    1,535,100
  Intel Corp. ............................................  90,000    1,875,600
  Lockheed Martin Corp. ..................................  25,000    1,160,500
  Northrop Grumman Corp. .................................  20,000    1,759,000
  Raytheon Co. ...........................................  41,000    1,313,640
                                                                    -----------
                                                                     12,051,440
                                                                    -----------
  ENERGY MINERALS 6.6%
  BP PLC, ADR (United Kingdom) ...........................  50,000    2,094,500
  Exxon Mobil Corp. ......................................  60,000    2,184,000
                                                                    -----------
                                                                      4,278,500
                                                                    -----------
  FINANCE 16.7%
  American International Group Inc. ......................  22,000    1,273,360
  Bank of America Corp. ..................................  18,000    1,335,600
  Citigroup Inc. .........................................  35,000    1,435,700
  Fifth Third Bancorp ....................................  25,000    1,437,500
  Fleet Boston Financial Corp. ...........................  45,000    1,330,650
  St. Paul Cos. Inc. .....................................  35,000    1,280,300
  Unitrin Inc. ...........................................  50,000    1,309,000
  Washington Mutual Inc. .................................  35,000    1,427,300
                                                                    -----------
                                                                     10,829,410
                                                                    -----------
  HEALTH TECHNOLOGY 12.0%
a Amgen Inc. .............................................  30,000    1,941,300
a IDEC Pharmaceuticals Corp. .............................  35,000    1,335,950
  Johnson & Johnson ......................................  40,000    2,174,000


                                                             SEMIANNUAL REPORT 9

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

 LARGE CAPITALIZATION GROWTH AND INCOME FUND                SHARES     VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  HEALTH TECHNOLOGY (CONT.)
  Merck & Co. Inc. .......................................  25,000  $ 1,389,500
  Pfizer Inc. ............................................  29,000      899,580
                                                                    -----------
                                                                      7,740,330
                                                                    -----------
  PROCESS INDUSTRIES 2.9%
  Archer Daniels Midland Co. ............................. 159,000    1,903,230
                                                                    -----------
  PRODUCER MANUFACTURING 10.3%
  Eaton Corp. ............................................  16,000    1,342,880
  Honeywell International Inc. ...........................  80,000    2,096,000
  Ingersoll Rand Co., A (Bermuda) ........................  35,000    1,533,000
  United Technologies Corp. ..............................  25,000    1,706,250
                                                                    -----------
                                                                      6,678,130
                                                                    -----------
  RETAIL TRADE 3.1%
  Home Depot Inc. ........................................  20,000      649,800
a USA Interactive ........................................  36,000    1,384,200
                                                                    -----------
                                                                      2,034,000
                                                                    -----------
  TECHNOLOGY SERVICES 9.8%
  Affiliated Computer Services Inc., A ...................  25,000    1,158,500
  Electronic Data Systems Corp. ..........................  15,000      302,250
  First Data Corp. .......................................  30,000    1,242,600
  International Business Machines Corp. ..................  20,000    1,760,800
  Microsoft Corp. ........................................  50,000    1,230,500
a Symantec Corp. .........................................  14,000      633,080
                                                                    -----------
                                                                      6,327,730
                                                                    -----------
  TRANSPORTATION 2.4%
  United Parcel Service Inc., B ..........................  25,000    1,560,750
                                                                    -----------
  UTILITIES 2.1%
  FPL Group Inc. .........................................  20,000    1,329,400
                                                                    -----------
  TOTAL COMMON STOCKS (COST $50,550,701) .................           60,449,720
                                                                    -----------
  CONVERTIBLE PREFERRED STOCK (COST $539,652) .8%
  TECHNOLOGY SERVICES
  Electronic Data Systems Corp., 7.625%, cvt. pfd. .......  25,000      531,750
                                                                    -----------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
   (COST $51,090,353) ....................................           60,981,470
                                                                    -----------

10  SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

                                                         PRINCIPAL
 LARGE CAPITALIZATION GROWTH AND INCOME FUND              AMOUNT       VALUE
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT (COST $3,205,000) 5.0%
b Dresdner Kleinwort Wasserstein Securities
  LLC., 1.20%, 6/02/03
  (Maturity Value $3,205,320) ......................... $3,205,000  $ 3,205,000
                                                                    -----------
  Collateralized by U.S. Treasury Notes
  TOTAL INVESTMENTS (COST $54,295,353) 99.1% ..........              64,186,470
  OTHER ASSETS, LESS LIABILITIES .9% ..................                 587,797
                                                                    -----------
  NET ASSETS 100.0% ...................................             $64,774,267
                                                                    ===========

aNon-income producing
bSee Note 1(c) regarding repurchase agreements.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 11

FTI FUNDS
FINANCIAL HIGHLIGHTS
SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED                    YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 2003    -----------------------------------------------------------
                                                          (UNAUDITED)      2002        2001        2000        1999        1998
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................  $12.48        $18.71       $21.00      $20.81     $13.26      $14.37
                                                          -------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) ............................    (.05)b        (.15)b       (.13)b      (.15)      (.16)       (.15)b
 Net realized and unrealized gains
 (losses) ................................................     .89         (4.37)       (2.16)       2.25       7.71        (.61)
                                                          -------------------------------------------------------------------------
Total from investment operations .........................     .84         (4.52)       (2.29)       2.10       7.55        (.76)
                                                          -------------------------------------------------------------------------
Less distributions from net realized gains ...............      --         (1.71)          --       (1.91)        --        (.35)
                                                          -------------------------------------------------------------------------
Net asset value, end of period ...........................  $13.32        $12.48       $18.71      $21.00     $20.81      $13.26
                                                          =========================================================================

Total return a ...........................................   6.82%      (26.65)%     (10.90)%      10.22%     56.94%     (5.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................ $56,561       $59,882      $97,660    $109,385    $72,752     $46,233
Ratios to average net assets:
 Expenses ................................................   1.30%c        1.30%        1.30%       1.27%      1.44%       1.50%
 Expenses excluding waiver and payments
  by affiliate ...........................................   1.35%c        1.34%        1.32%       1.29%      1.44%       1.51%
 Net investment income (loss) ............................  (.81)%c      (1.01)%       (.67)%      (.68)%     (.95)%     (1.08)%
Portfolio turnover rate ..................................  64.00%       178.05%      111.67%      90.01%    130.23%     157.96%

aTotal return is not annualized for periods less than one year.
bBased on average shares outstanding.
cAnnualized

                       See notes to financial statements.

12 SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED)

 SMALL CAPITALIZATION EQUITY FUND                           SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 95.4%

  COMMERCIAL SERVICES 2.8%
a Charles River Associates Inc. ..........................  23,700  $   512,394
a FTI Consulting Inc. ....................................  22,000      807,620
a Portfolio Recovery Associates Inc. .....................   6,400      191,744
a Tradestation Group Inc. ................................   6,300       51,345
                                                                    -----------
                                                                      1,563,103
                                                                    -----------
  COMMUNICATIONS 1.6%
a Commonwealth Telephone Enterprises Inc. ................  21,100      886,411
                                                                    -----------
  CONSUMER DURABLES 5.8%
a Fossil Inc. ............................................  50,400    1,131,480
a Furniture Brands International Inc. ....................  31,000      814,680
a Marvel Enterprises Inc. ................................  28,000      625,800
a Meritage Corp. .........................................  15,200      717,136
                                                                    -----------
                                                                      3,289,096
                                                                    -----------
  CONSUMER SERVICES 6.3%
a Corinthian Colleges Inc. ...............................  16,900      794,976
a Emmis Communications Corp., A ..........................  49,700    1,052,646
  Intrawest Corp. (Canada) ...............................  36,300      427,251
a Panera Bread Co. .......................................  14,800      516,668
a Shuffle Master Inc. ....................................  29,200      782,794
                                                                    -----------
                                                                      3,574,335
                                                                    -----------
  DISTRIBUTION SERVICES 1.0%
a United Natural Foods Inc. ..............................  20,200      559,540
                                                                    -----------
  ELECTRONIC TECHNOLOGY 19.7%
a Actel Corp. ............................................  77,100    1,710,849
a Artisan Components Inc. ................................   6,200      136,586
a ATMI Inc. ..............................................  32,100      803,142
a Avid Technology Inc. ...................................  23,200      782,768
a Credence Systems Corp. .................................  66,700      540,270
a Cypress Semiconductor Corp. ............................  37,600      415,480
a DSP Group Inc. .........................................  16,300      379,301
a Emulex Corp. ...........................................  17,900      442,130
a International Rectifier Corp. ..........................  44,600    1,167,628
a Kopin Corp. ............................................  65,200      350,776
a Lexar Media Inc. ....................................... 124,200      915,354
a Photon Dynamics Inc. ...................................  35,300      875,087
a Pinnacle Systems Inc. .................................. 193,200    2,057,580
a Polycom Inc. ...........................................  43,700      555,864
                                                                    -----------
                                                                     11,132,815
                                                                    -----------

                                                            SEMIANNUAL REPORT 13

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

 SMALL CAPITALIZATION EQUITY FUND                           SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ENERGY MINERALS 4.2%
a Evergreen Resources Inc. ...............................  15,300  $   814,878
a Quicksilver Resources Inc. .............................  31,400      785,314
a Westport Resources Corp. ...............................  35,700      792,540
                                                                    -----------
                                                                      2,392,732
                                                                    -----------
  FINANCE 6.3%
a Affiliated Managers Group Inc. .........................   8,300      456,500
  IPC Holdings Ltd. (Bermuda) ............................  15,700      506,953
  Jefferies Group Inc. ...................................  13,500      616,815
  Renaissance Holdings Ltd. (Bermuda) ....................  12,400      554,280
  Texas Regional Bancshares Inc., A ......................  21,560      789,096
  UCBH Holdings Inc. .....................................  25,300      656,535
                                                                    -----------
                                                                      3,580,179
                                                                    -----------
  HEALTH SERVICES 7.7%
a LifePoint Hospitals Inc. ...............................  25,500      544,425
a Pediatrix Medical Group Inc. ...........................  67,400    2,531,544
a Select Medical Corp. ...................................  20,100      429,135
a United Surgical Partners International Inc. ............  38,400      837,120
                                                                    -----------
                                                                      4,342,224
                                                                    -----------
  HEALTH TECHNOLOGY 15.7%
a Advanced Neuromodulation Systems Inc. ..................  23,800    1,141,686
a Alkermes Inc. ..........................................  99,100    1,277,399
a Alteon Inc. ............................................ 149,000      731,590
a Celgene Corp. ..........................................  24,400      768,112
a Cell Genesys Inc. ......................................  36,000      405,432
a CV Therapeutics Inc. ...................................  38,500    1,245,475
a Cyberonics Inc. ........................................  10,300      195,082
a Nektar Therapeutics ....................................  59,300      656,451
a ResMed Inc. ............................................  33,000    1,313,400
a Telik Inc. .............................................  38,400      561,024
a Xoma Ltd. .............................................. 100,500      607,020
                                                                    -----------
                                                                      8,902,671
                                                                    -----------
  INDUSTRIAL SERVICES 1.2%
a Oceaneering International Inc. .........................  11,700      321,165
a OMI Corp. ..............................................  61,200      350,676
                                                                    -----------
                                                                        671,841
                                                                    -----------
  PROCESS INDUSTRIES 1.6%
  Minerals Technologies Inc. .............................  18,500      928,700
                                                                    -----------

14 SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

 SMALL CAPITALIZATION EQUITY FUND                           SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  REAL ESTATE 2.1%
  Ventas Inc. ............................................  82,600  $ 1,168,790
                                                                    -----------
  RETAIL TRADE 8.3%
a Abercrombie & Fitch Co., A .............................  22,900      653,795
a Chico's FAS Inc. .......................................  31,800      680,520
  Claire's Stores Inc. ...................................  28,700      858,417
a Movie Gallery Inc. .....................................  47,100      877,944
a PETCO Animal Supplies Inc. .............................  26,400      554,928
  Regis Corp. ............................................  36,900    1,077,480
                                                                    -----------
                                                                      4,703,084
                                                                    -----------
  TECHNOLOGY SERVICES 7.6%
a Cognizant Technology Solutions Corp., A ................  22,500      466,875
a Concord Communications Inc. ............................  23,500      346,625
a Digital River Inc. .....................................  47,900      941,714
a Documentum Inc. ........................................  48,300    1,023,477
a Packeteer Inc. .........................................  23,200      359,136
a Red Hat Inc. ........................................... 117,100      865,369
a Tier Technologies Inc., B ..............................  34,700      305,707
                                                                    -----------
                                                                      4,308,903
                                                                    -----------
  TRANSPORTATION 1.8%
a AirTran Holdings Inc. ..................................  77,100      572,082
a Heartland Express Inc. .................................  18,200      429,520
                                                                    -----------
                                                                      1,001,602
                                                                    -----------
  UTILITIES 1.7%
  Philadelphia Suburban Corp. ............................  40,100      943,151
                                                                    -----------
  TOTAL COMMON STOCKS (COST $44,696,998) .................           53,949,177
                                                                    -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------
  REPURCHASE AGREEMENT (COST $1,080,000) 1.9%
b Dresdner Kleinwort Wasserstein Securities LLC.,
  1.20%, 6/02/03 (Maturity Value $1,080,108) ...........$1,080,000    1,080,000
                                                                    -----------
  Collateralized by U.S. Treasury Notes
  TOTAL INVESTMENTS (COST $45,776,998) 97.3% ...........             55,029,177
  OTHER ASSETS, LESS LIABILITIES 2.7% ..................              1,532,222
                                                                    -----------
  NET ASSETS 100.0% ....................................            $56,561,399
                                                                    ===========

aNon-income producing
bSee Note 1(c) regarding repurchase agreements.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 15

FTI FUNDS
FINANCIAL HIGHLIGHTS
EUROPEAN SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED
                                                                          SIX MONTHS ENDED      NOVEMBER 30,
                                                                            MAY 31, 2003   -----------------------
                                                                             (UNAUDITED)      2002        2001 C
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................    $5.27        $6.89       $10.00
                                                                             -------------------------------------
Income from investment operations:
 Net investment income (loss) ..............................................      .07         (.01)        (.02)
 Net realized and unrealized gains (losses) ................................      .67        (1.61)       (3.09)
                                                                             -------------------------------------
Total from investment operations ...........................................      .74        (1.62)       (3.11)
                                                                             -------------------------------------
Less distributions from net investment income ..............................     (.01)          --           --
                                                                             -------------------------------------
Net asset value, end of period .............................................    $6.00        $5.27        $6.89
                                                                             =====================================

Total return a .............................................................   14.02%     (23.51)%    ( 31.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................................  $11,993      $14,970      $14,495
Ratios to average net assets:
 Expenses ..................................................................    1.20%b       1.20%        1.20%b
 Expenses excluding waiver and payments by affiliate .......................    1.79%b       1.61%        2.62%b
 Net investment income (loss) ..............................................    2.61%b      (.14)%       (.28)%b
Portfolio turnover rate ....................................................   53.81%      131.90%       82.43%

aTotal return is not annualized for periods less than one year.
bAnnualized
cFor the period January 2, 2001 (effective date) to November 30, 2001.

                       See notes to financial statements.

16 SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED)

 EUROPEAN SMALLER COMPANIES FUND            INDUSTRY         SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 95.9%
  BELGIUM 3.5%
  Barco NV ........................ Electronic Technology    3,300  $   202,022
  Mobistar SA .....................    Communications        5,324      212,276
                                                                    -----------
                                                                        414,298
                                                                    -----------
  DENMARK 3.1%
  Radiometer AS, B ................   Health Technology      3,045      172,689
  Topdanmark AS ...................      Finance             5,220      198,462
                                                                    -----------
                                                                        371,151
                                                                    -----------
  FINLAND 4.9%
  Elcoteq Network Corp., A ........ Electronic Technology    8,575      116,185
  Nokian Renkaat OYJ ..............   Consumer Durables      4,320      218,533
  Tietoenator OY ..................  Technology Services     3,330       57,848
  Yit-Yhtyma OYJ ..................  Industrial Services    10,250      199,399
                                                                    -----------
                                                                        591,965
                                                                    -----------
  FRANCE 3.9%
  April Group .....................        Finance          10,460      145,785
  Beneteau ........................    Consumer Durables     4,012      149,820
  Bonduelle SCA ...................  Consumer Non-Durables   2,190      167,554
                                                                    -----------
                                                                        463,159
                                                                    -----------
  GERMANY 12.0%
  Beru AG ......................... Producer Manufacturing   3,500      193,065
  Iwka Ag ......................... Producer Manufacturing  12,820      183,955
  Medion AG .......................   Commercial Services    4,741      227,228
  Puma AG .........................  Consumer Non-Durables   2,080      221,644
  Stada Arzneimittel AG ...........     Health Technology    4,059      267,344
  Vossloh AG ...................... Producer Manufacturing   4,700      173,024
  Zapf Creation AG ................    Consumer Durables     4,870      178,709
                                                                    -----------
                                                                      1,444,969
                                                                    -----------
  GREECE 4.3%
  Germanos SA .....................      Retail Trade       12,955      198,996
  Hellenic Technodomiki TEV SA ....  Industrial Services    19,235      127,595
  Titan Cement Co. ................  Non-Energy Minerals     4,950      188,515
                                                                    -----------
                                                                        515,106
                                                                    -----------
  IRISH REPUBLIC 8.8%
  Depfa Bank PLC ..................        Finance           3,112      217,049
  First Active PLC ................        Finance          28,800      138,880
  Fyffes PLC ......................Distribution Services    76,790      130,959
  Grafton Group ...................Distribution Services    41,228      185,718

                                                            SEMIANNUAL REPORT 17

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

 EUROPEAN SMALLER COMPANIES FUND            INDUSTRY         SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  IRISH REPUBLIC (CONT.)
  Iaws Group PLC ..................   Process Industries    13,100  $   116,328
  Jurys Doyle Hotel Group PLC .....    Consumer Services    13,200      115,352
  United Drug PLC .................  Distribution Services   8,548      145,780
                                                                    -----------
                                                                      1,050,066
                                                                    -----------
  ITALY 7.5%
  Bulgari SpA .....................      Retail Trade       39,510      202,144
  Davide Campari-Milano SpA .......  Consumer Non-Durables   5,746      212,139
  Gruppo Editoriale L'espresso ....    Consumer Services    50,551      202,149
  Merloni Elettrodomestici SpA ....    Consumer Durables    14,028      188,254
  Permasteelisa SpA ...............   Industrial Services    6,655      101,129
                                                                    -----------
                                                                        905,815
                                                                    -----------
  NORWAY 2.8%
  Ekornes ASA .....................   Consumer Durables      8,550      114,977
  Prosafe ASA .....................  Industrial Services     6,250      113,932
a Tandberg ASA .................... Electronic Technology   26,250      113,353
                                                                    -----------
                                                                        342,262
                                                                    -----------
  SPAIN 8.6%
a Baron De Ley SA ................. Consumer Non-Durables    3,650      128,789
  Enagas SA .......................  Industrial Services     3,310      187,800
a Grupo Auxiliar Metalurgico
  SA (GAMESA) ..................... Electronic Technology    8,390      186,010
  Prosegur CIA De Seguridad SA ....  Commercial Services     8,380      123,202
a Telefonica Publicidad E
  Informacion SA ..................  Commercial Services    43,570      211,642
  Zardoya Otis SA ................. Producer Manufacturing  11,526      189,653
                                                                    -----------
                                                                      1,027,096
                                                                    -----------
  SWEDEN 9.9%
a D. Carnegie & Co. AB ............       Finance           29,600      205,763
a Elekta AB, B ....................  Health Technology      19,860      264,607
  Getinge AB, B ...................  Health Technology       9,190      236,607
  Gunnebo AB ...................... Producer Manufacturing   7,270      132,894
  Intrum Justitia AB ..............  Commercial Services     4,615       22,576
a Modern Times Group AB ...........   Consumer Services     13,836      189,689
  Observer AB .....................  Commercial Services    41,070      136,933
                                                                    -----------
                                                                      1,189,069
                                                                    -----------
  SWITZERLAND 6.2%
  Geberit AG ......................Producer Manufacturing      590      206,111
  Lindt & Spruengli
  Chocolate Works Ltd. ............ Consumer Non-Durables       27      186,157
a Micronas Semiconductor
  Holdings AG .....................Electronic Technology     7,840      179,078
  Straumann Holding AG ............  Health Technology       1,905      174,053
                                                                    -----------
                                                                        745,399
                                                                    -----------

18 SEMIANNUAL REPORT

FTI FUNDS
STATEMENT OF INVESTMENTS, MAY 31, 2003 (UNAUDITED) (CONT.)

 EUROPEAN SMALLER COMPANIES FUND            INDUSTRY         SHARES       VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  UNITED KINGDOM 20.4%
  Aegis Group PLC ..................  Commercial Services  160,970  $   224,166
  Balfour Beatty PLC ...............  Industrial Services   70,101      222,235
  Bovis Homes Group PLC ............   Consumer Durables    32,273      205,946
  Cattles PLC ......................       Finance             974        5,290
  Chrysalis Group PLC ..............   Consumer Services    52,930      190,346
a easyJet PLC ......................     Transportation     37,900      116,736
  Enterprise Inns PLC ..............   Consumer Services    18,850      228,379
  First Choice Holidays PLC ........   Consumer Services    88,535      133,447
  Garban-Intercapital PLC ..........       Finance           7,745      134,503
  Hiscox PLC .......................       Finance          67,000      177,278
  HIT Entertainment PLC ............   Consumer Services    51,015      210,205
  Intermediate Capital Group PLC ...       Finance          13,066      194,480
  MFI Furniture Group PLC ..........   Consumer Durables    82,460      201,296
  Weir Group PLC ...................Producer Manufacturing  46,870      197,733
                                                                    -----------
                                                                      2,442,040
                                                                    -----------
  TOTAL COMMON STOCKS
  (COST $9,416,325) ................                                 11,502,395
                                                                    -----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                          ---------
  REPURCHASE AGREEMENT (COST $470,000) 3.9%
b Dresdner Kleinwort Wasserstein
  Securities LLC., 1.20%, 6/02/03,
  (Maturity Value $470,047) .........                     $470,000      470,000
                                                                    -----------
  Collateralized by U.S. Treasury Notes
  TOTAL INVESTMENTS
  (COST $9,886,325) 99.8% ...........                                11,972,395
  OTHER ASSETS, LESS LIABILITIES .2% .                                   20,802
                                                                    -----------
  NET ASSETS 100.0% ..................                              $11,993,197
                                                                    ===========

aNon-income producing
bSee Note 1(c) regarding repurchase agreements.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 19

FTI FUNDS
Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       LARGE                         EUROPEAN
                                                                  CAPITALIZATION       SMALL          SMALLER
                                                                    GROWTH AND    CAPITALIZATION     COMPANIES
                                                                    INCOME FUND     EQUITY FUND        FUND
                                                                  -----------------------------------------------
Assets:
 Investments in securities:
  Cost ...........................................................  $54,295,353    $ 45,776,998    $  9,886,325
                                                                  ===============================================
  Value ..........................................................   64,186,470      55,029,177      11,972,395
 Cash ............................................................        2,608           5,093              --
 Foreign cash, at value (Cost $147,781) ..........................           --              --         155,323
 Receivables:
  Investment securities sold .....................................           --              --         260,900
  Capital shares sold ............................................      478,000       1,601,550              --
  Dividends and interest .........................................      138,126          32,007         100,936
                                                                  -----------------------------------------------
      Total assets ...............................................   64,805,204      56,667,827      12,489,554
                                                                  -----------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ................................           --          51,634         444,698
  Affiliates .....................................................       30,937          50,093           6,403
  Funds advanced by custodian ....................................           --              --           2,843
 Other liabilities ...............................................           --           4,701          42,413
                                                                  -----------------------------------------------
      Total liabilities ..........................................       30,937         106,428         496,357
                                                                  -----------------------------------------------
       Net assets, at value ......................................  $64,774,267    $ 56,561,399    $ 11,993,197
                                                                  ===============================================
Net assets consist of:
 Undistributed net investment income .............................  $   156,730    $   (202,966)   $    158,115
 Net unrealized appreciation (depreciation) ......................    9,891,117       9,252,179       2,100,528
 Accumulated net realized gain (loss) ............................     (531,121)    (25,115,800)    (11,911,595)
 Capital shares ..................................................   55,257,541      72,627,986      21,646,149
                                                                  -----------------------------------------------
       Net assets, at value ......................................  $64,774,267    $ 56,561,399    $ 11,993,197
                                                                  ===============================================
 Shares outstanding ..............................................   11,333,514       4,245,915       1,999,046
                                                                  ===============================================
 Net asset value and maximum offering price per share ............        $5.72          $13.32           $6.00
                                                                  ===============================================

                       See notes to financial statements.

20  SEMIANNUAL REPORT

FTI FUNDS
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        LARGE                         EUROPEAN
                                                                   CAPITALIZATION       SMALL          SMALLER
                                                                     GROWTH AND    CAPITALIZATION     COMPANIES
                                                                     INCOME FUND     EQUITY FUND        FUND
                                                                    ---------------------------------------------
Investment income:a
 Dividends .........................................................$   565,902      $  113,748      $  229,049
 Interest ..........................................................     43,073          11,305           1,728
                                                                    ---------------------------------------------
      Total investment income ......................................    608,975         125,053         230,777
                                                                    ---------------------------------------------
Expenses:
 Management fees (Note 3) ..........................................    216,868         252,296          60,468
 Administrative fees (Note 3) ......................................     57,832          50,492          12,094
 Transfer agent fees (Note 3) ......................................        497           1,964           1,234
 Custodian fees ....................................................      2,670             620           3,264
 Reports to shareholders ...........................................      2,644           3,652          10,084
 Registration and filing fees ......................................      5,450          12,687           3,269
 Professional fees .................................................     28,747           7,726          14,458
 Trustees' fees and expenses .......................................      7,445          11,001           2,300
 Other .............................................................        864             515           1,084
                                                                    ---------------------------------------------
      Total expenses ...............................................    323,017         340,953         108,255
                                                                    ---------------------------------------------
      Expenses waived/paid by affiliate (Note 3) ...................    (25,634)        (12,934)        (35,691)
                                                                    ---------------------------------------------
       Net expenses ................................................    297,383         328,019          72,564
                                                                    ---------------------------------------------
        Net investment income (loss) ...............................    311,592        (202,966)        158,213
                                                                    ---------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................  2,575,814        (594,157)       (293,333)
  Foreign currency transactions ....................................         --              --         (10,350)
                                                                    ---------------------------------------------
       Net realized gain (loss) ....................................  2,575,814        (594,157)       (303,683)
                                                                    ---------------------------------------------
 Net unrealized appreciation (depreciation) on:
  Investments ...................................................... (1,813,112)      3,390,084       1,450,298
  Translation of assets and liabilities denominated in
   foreign currencies ..............................................         --              --           9,717
                                                                    ---------------------------------------------
       Net unrealized appreciation (depreciation) .................. (1,813,112)      3,390,084       1,460,015
                                                                    ---------------------------------------------
Net realized and unrealized gain (loss) ............................    762,702       2,795,927       1,156,332
                                                                    ---------------------------------------------
Net increase (decrease) in net assets resulting from operations ....$ 1,074,294      $2,592,961      $1,314,545
                                                                    =============================================

aNet  of  foreign   taxes  and  fees  of  $2,400  and   $28,063  for  the  Large
 Capitalization Growth and Income Fund and the European Smaller Companies Fund, respectively.

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 21

FTI FUNDS
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

                                                 LARGE CAPITALIZATION                 SMALL CAPITALIZATION
                                                GROWTH AND INCOME FUND                     EQUITY FUND
                                           -----------------------------------------------------------------------
                                            SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                               ENDED            ENDED                ENDED            ENDED
                                           MAY 31, 2003   NOVEMBER 30, 2002      MAY 31, 2003   NOVEMBER 30, 2002
                                           -----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ............ $   311,592       $   478,800        $   (202,966)     $   (813,561)
  Net realized gain (loss) from
   investments ............................   2,575,814        (3,106,936)           (594,157)      (24,521,643)
  Net unrealized appreciation
   (depreciation) on investments ..........  (1,813,112)      (10,195,202)          3,390,084          (562,393)
                                            ----------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..........   1,074,294       (12,823,338)          2,592,961       (25,897,597)
 Distributions to shareholders from:
  Net investment income ...................    (288,416)         (505,369)                 --                --
  Net realized gains ......................          --        (3,665,800)                 --        (8,816,673)
                                            ----------------------------------------------------------------------
 Total distributions to shareholders ......    (288,416)       (4,171,169)                 --        (8,816,673)
 Capital share transactions: (Note 2) .....   3,084,469         3,264,124          (5,913,677)       (3,063,862)
                                            ----------------------------------------------------------------------
      Net increase (decrease) in
       net assets .........................   3,870,347       (13,730,383)         (3,320,716)      (37,778,132)
 Net assets:
  Beginning of period .....................  60,903,920        74,634,303          59,882,115        97,660,247
                                            ----------------------------------------------------------------------
  End of period ........................... $64,774,267       $60,903,920         $56,561,399      $ 59,882,115
                                            ======================================================================
Undistributed net investment income
 included in net assets:
  End of period ........................... $   156,730       $   133,554        $   (202,966)     $         --
                                            ======================================================================

                       See notes to financial statements.

22 SEMIANNUAL REPORT

FTI FUNDS
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                                 EUROPEAN SMALLER COMPANIES FUND
                                                                                ---------------------------------
                                                                                  SIX MONTHS         YEAR
                                                                                     ENDED           ENDED
                                                                                 MAY 31, 2003  NOVEMBER 30, 2002
                                                                                ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...............................................   $   158,213        $   (22,102)
  Net realized gain (loss) from investments and
   foreign currency transactions .............................................      (303,683)        (6,668,604)
  Net unrealized appreciation (depreciation) on
   investments and translation of assets
   and liabilities denominated in foreign currencies .........................     1,460,015          1,611,878
                                                                                ---------------------------------
      Net increase (decrease) in net assets resulting from operations ........     1,314,545         (5,078,828)
  Distributions to shareholders from net investment income ...................       (21,366)                --
  Capital share transactions: (Note 2) .......................................    (4,269,641)         5,553,659
                                                                                ---------------------------------
      Net increase (decrease) in net assets ..................................    (2,976,462)           474,831
 Net assets:
  Beginning of period ........................................................    14,969,659         14,494,828
                                                                                ---------------------------------
  End of period ..............................................................   $11,993,197        $14,969,659
                                                                                ---------------------------------
Undistributed net investment income included in net assets:
  End of period ..............................................................   $   158,115        $    21,268
                                                                                =================================

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 23

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FTI Funds (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of three series (the Funds). The Funds and their investment objectives are:

GROWTH                               GROWTH AND INCOME
--------------------------------------------------------------------------------
Small Capitalization Equity Fund     Large Capitalization Growth and Income Fund
European Smaller Companies Fund

On May 19, 2003, the Board of Trustees for the FTI Funds approved a proposal to merge FTI Large Capitalization Growth and Income Fund, FTI Small Capitalization Equity Fund, and FTI European Smaller Companies Fund into Fiduciary Large Capitalization Growth and Income Fund, Fiduciary Small Capitalization Equity Fund, and Fiduciary European Smaller Companies Fund, all series of Franklin Global Trust, subject to approval by the shareholders of each of the FTI Funds.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

24 SEMIANNUAL REPORT

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements, which are accounted for as a loan by the Funds to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At May 31, 2003, all repurchase agreements held by the Fund had been entered into on May 30, 2003.

D. FOREIGN CURRENCY CONTRACTS

When the European Smaller Companies Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                            SEMIANNUAL REPORT 25

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                       LARGE CAPITALIZATION
                                                      GROWTH AND INCOME FUND
                                                --------------------------------
                                                     SHARES         AMOUNT
                                                --------------------------------
Period ended May 31, 2003
 Shares sold ...................................      941,384    $  5,121,583
 Shares issued in reinvestment
   of distributions ............................          526           2,799
 Shares redeemed ...............................     (385,946)     (2,039,913)
                                                --------------------------------
 Net increase (decrease) .......................      555,964    $  3,084,469
                                                ================================
Year ended November 30, 2002
 Shares sold ...................................    1,194,377    $  7,435,837
 Shares issued in reinvestment
   of distributions ............................      525,396       3,577,486
 Shares redeemed ...............................   (1,293,577)     (7,749,199)
                                                --------------------------------
 Net increase (decrease) .......................      426,196    $  3,264,124
                                                ================================

                                                SMALL CAPITALIZATION EQUITY FUND
                                                --------------------------------
                                                     SHARES         AMOUNT
                                                --------------------------------
Period ended May 31, 2003
 Shares sold ...................................      275,980    $  3,468,959
 Shares redeemed ...............................     (830,181)     (9,382,636)
                                                --------------------------------
 Net increase (decrease) .......................     (554,201)   $ (5,913,677)
                                                ================================
Year ended November 30, 2002
 Shares sold ...................................      883,691    $ 14,398,859
 Shares issued in reinvestment
   of distributions ............................      444,109       7,536,533
 Shares redeemed ...............................   (1,746,205)    (24,999,254)
                                                --------------------------------
 Net increase (decrease) .......................     (418,405)   $ (3,063,862)
                                                ================================

26 SEMIANNUAL REPORT

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                 EUROPEAN SMALLER COMPANIES FUND
                                                --------------------------------
                                                       SHARES         AMOUNT
                                                --------------------------------
Period ended May 31, 2003
 Shares sold ...................................       85,003     $   468,280
 Shares issued in reinvestment
   of distributions ............................          185             938
 Shares redeemed ...............................     (925,617)     (4,738,859)
                                                --------------------------------
 Net increase (decrease) .......................     (840,429)    $(4,269,641)
                                                ================================
Year ended November 30, 2002
 Shares sold ...................................    1,596,356     $10,745,802
 Shares redeemed ...............................     (861,356)     (5,192,143)
                                                --------------------------------
 Net increase (decrease) .......................      735,000     $ 5,553,659
                                                ================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

ENTITY                                                        AFFILIATION
------------------------------------------------------------------------------------
Fiduciary International, Inc. (Advisers)                      Investment manager
Templeton/Franklin Investment Services, Inc. (Distributors)   Principal underwriter
Franklin Templeton Services, LLC (FT Services)                Administrative manager
Franklin/Templeton Investor Services, LLC (Investor Services) Transfer agent

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

                                                              ANNUALIZED
                                                                 FEE
FUND                                                             RATE
--------------------------------------------------------------------------------
Large Capitalization Growth and Income Fund                       .75%
Small Capitalization Equity Fund                                 1.00%
European Smaller Companies Fund                                  1.00%

                                                            SEMIANNUAL REPORT 27

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

Advisers agreed in advance to waive administrative and management fees, as noted in the Statement of Operations.

The Funds can reimburse Distributors up to .25% per year of average daily net assets for costs incurred in marketing the Funds' shares. For the period ended May 31, 2003, the Funds did not incur a distribution services fee.

The Funds paid transfer agent fees of $3,695, of which $2,073 was paid to Investor Services.

4. INCOME TAXES

At November 30, 2002, the Funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                             LARGE
                                        CAPITALIZATION       SMALL          EUROPEAN
                                          GROWTH AND    CAPITALIZATION       SMALLER
                                          INCOME FUND     EQUITY FUND    COMPANIES FUND
                                        ------------------------------------------------
Capital loss carryovers expiring in:
   2009 ...............................     $       --    $        --       $ 4,886,626
   2010 ...............................      3,099,125     23,445,558         6,556,559
                                        ------------------------------------------------
                                            $3,099,125    $23,445,558       $11,443,185
                                        ================================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At May 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                   LARGE
                                                              CAPITALIZATION       SMALL          EUROPEAN
                                                                GROWTH AND    CAPITALIZATION       SMALLER
                                                                INCOME FUND     EQUITY FUND    COMPANIES FUND
                                                              ------------------------------------------------
Investments at cost ..........................................   $54,295,353    $46,151,026        $9,949,985
                                                              ================================================
Unrealized appreciation ......................................    11,845,160      9,798,157         2,107,160
Unrealized depreciation ......................................    (1,954,043)      (920,006)          (84,750)
                                                              ------------------------------------------------
Net unrealized appreciation (depreciation) ...................   $ 9,891,117    $ 8,878,151        $2,022,410
                                                              ================================================

28 SEMIANNUAL REPORT

FTI FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended May 31, 2003 were as follows:

                         LARGE
                    CAPITALIZATION       SMALL          EUROPEAN
                      GROWTH AND    CAPITALIZATION       SMALLER
                      INCOME FUND     EQUITY FUND    COMPANIES FUND
                    -----------------------------------------------
Purchases ..........  $20,948,038     $31,926,392      $6,747,765
Sales ..............  $16,793,916     $39,798,440      $9,880,805

                                                            SEMIANNUAL REPORT 29

                       This Page Intentionally Left Blank.

                       This Page Intentionally Left Blank.

                       This Page Intentionally Left Blank.

                        Not part of the Semiannual Report

                                 [LOGO OMITTED]

                                    ---------
                                       FTI
                                    ---------
                                      FUNDS
                                    ---------

                                    FTI FUNDS
                                ----------------
                 FTI Large Capitalization Growth and Income Fund
                                 Cusip 302927801

                      FTI Small Capitalization Equity Fund
                                 Cusip 302927108

                       FTI European Smaller Companies Fund
                                 Cusip 302927884


This report must be preceded or accompanied by the current FTI Funds prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


ADVISOR
Fiduciary International, Inc.
600 5th Avenue
New York, NY 10020-2302

DISTRIBUTOR
Templeton/Franklin Investment Services, Inc.
1-800/DIAL BEN(R)


FTIF S2003 07/03

                                 --------------
                                   FIDUCIARY
                                 --------------
                                     TRUST
                                 --------------
                                 INTERNATIONAL
                                 --------------

















ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FTI Funds

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    July 31, 2003